WARRANTS (Details) - Schedule of Warrant Valuation (Tangiers Investors LP March 15, 2012 [Member], USD $)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.098
Exercise Price of Warrants (in Dollars per Share)	$ 0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	1.33%
Tangiers Investors, LP [Member]
Derivative [Line Items]
Stock Price on Measurement Date (in Dollars per share)	$ 0.098
Exercise Price of Warrants (in Dollars per Share)	$ 0.09
Term of Warrants (years)	5 years
Computed Volatility	155.00%
Annual Dividends	0.00%
Discount Rate	1.33%